CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS	12 Months Ended
Dec. 29, 2018 USD ($) $ / shares shares
Hman Group holdings Inc and subsidiaries
Net sales	$ 974,175,000
Cost of sales (exclusive of depreciation and amortization shown separately below)	537,885,000
Selling, general and administrative expenses	320,543,000
Depreciation	46,060,000
Amortization	44,572,000
Management fees to related party	546,000
Other (income) expense	(2,874,000)
Loss from operations	27,443,000
Interest expense, net	70,545,000
Interest expense on junior subordinated debentures	12,608,000
Investment income on trust common securities	378,000
Loss on mark-to-market adjustment of interest rate swap	607,000
Refinancing costs	11,632,000
Income before taxes	(67,571,000)
Tax benefit	(8,890,000)
Net Income	$ (58,681,000)
Net income per share available to common shares | $ / shares	$ (108)
Weighted average basic and diluted shares outstanding (in shares) | shares	545
Net income	$ (58,681,000)
Other comprehensive income (loss):
Change in cumulative foreign currency translation adjustment	(11,053,000)
Total other comprehensive income (loss)	(11,053,000)
Comprehensive income (loss)	$ (69,734,000)